Cover Page	Sep. 14, 2021	Aug. 04, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 20, 2021
Entity Registrant Name		ETSY, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36911
Entity Tax Identification Number		20-4898921
Entity Address, Address Line One		117 Adams Street
Entity Address, City or Town		Brooklyn
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11201
City Area Code		718
Local Phone Number		880-3660
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		ETSY
Security Exchange Name		NASDAQ
Entity Central Index Key		0001370637
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Sep. 20, 2021